EVENTS AFTER THE REPORTING PERIOD (Details - Convertible Debt Obligations) - Debt conversion	4 Months Ended
Apr. 30, 2022 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Amount of principal and accrued interest converted | $	$ 229,237
Number of shares issued upon conversion of debt | shares	38,206